Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 81,033	$ 99,617
Trade accounts receivable		9,334	11,723
Inventory		7,181	2,866
Prepaid expenses and other current assets		7,799	4,789
Total current assets		105,347	118,995
Restricted cash		270	270
Property and equipment, net	$ 0	16,472	14,104
Operating lease right-of-use assets		7,785
Other assets		1,135	450
Total assets		131,009	133,819
Current liabilities:
Trade accounts payable		3,239	2,702
Accrued expenses and other current liabilities		6,229	3,164
Current portion of notes payable		5,765
Deferred revenue		9,686	9,482
Total current liabilities		24,919	15,348
Notes payable, net of current portion		14,062	19,763
Deferred revenue, net of current portion		1,461	31
Lease liability, long term		6,784
Other non-current liabilities			1,046
Total liabilities		47,226	36,188
Commitments and contingencies (Note 13)
Stockholders' equity:
Convertible preferred stock, $0.00005 par value. Authorized 10,000,000 shares at September 30, 2020 and 101,648,657 shares at December 31, 2019, respectively; shares issued and outstanding at September 30, 2020 and shares issued and outstanding at December 31, 2019		224,769	224,769
Common stock, $0.00005 par value. Authorized 124,433,107 shares at December 31, 2018 and 2019, respectively; issued and outstanding 2,690,264 and 3,073,067 shares at December 31, 2018 and 2019, respectively	0	0	0
Additional paid-in capital		9,314	4,860
Accumulated deficit		(150,300)	(131,998)
Total stockholders' equity	0	83,783	97,631
Total liabilities and stockholders' equity	$ 0	$ 131,009	$ 133,819